Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares Value
Common Stocks - 98 .0%
Banks - 2 .5%
HDFC Bank Ltd. (ADR) 3,187 $ 191,252
Building Products - 1 .0%
Cie de Saint-Gobain SA 897 77,108
Chemicals - 0 .1%
Calix Ltd.* 16,044 10,581
Containers & Packaging - 1 .4%
DS Smith plc 18,127 105,892
Electric Utilities - 5 .9%
Hydro One Ltd. (144A) 2,956 92,588
SSE plc 14,495 350,114
442,702
Electrical Equipment - 13 .5%
Legrand SA 2,398 259,176
Prysmian SpA 3,967 272,758
Schneider Electric SE 2,017 486,391
1,018,325
Electronic Equipment, Instruments & Components - 5 .7%
Keyence Corp. 300 131,377
Murata Manufacturing Co. Ltd. 13,400 298,441
429,818
Entertainment - 2 .7%
Nintendo Co. Ltd. 3,700 206,271
Health Care Equipment & Supplies - 3 .9%
Fisher & Paykel Healthcare Corp. Ltd. 9,020 173,313
Nanosonics Ltd.* 20,314 41,785
Siemens Healthineers AG (144A) 1,455 78,140
293,238
Health Care Providers & Services - 0 .3%
New Horizon Health Ltd. (144A)*
,¢
16,866 21,115
Independent Power and Renewable Electricity Producers - 5 .4%
Boralex, Inc. - Class A 11,866 294,277
Innergex Renewable Energy, Inc. 16,444 112,964
407,241
Insurance - 13 .1%
AIA Group Ltd. 36,162 243,024
Allianz SE (Registered) 1,077 303,942
Intact Financial Corp. 2,411 437,888
984,854
IT Services - 3 .2%
CGI, Inc.* 2,119 241,481
Leisure Products - 2 .9%
Shimano, Inc. 800 142,124
Yamaha Corp. 3,200 76,459
218,583
Machinery - 3 .5%
Knorr-Bremse AG 3,291 265,131
Pharmaceuticals - 1 .6%
Novo Nordisk A/S - Class B 903 119,424
Professional Services - 7 .6%
SMS Co. Ltd. 6,800 98,095
TechnoPro Holdings, Inc. 9,300 178,199
Wolters Kluwer NV 1,752 294,045
570,339

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - 14 .9%
ASML Holding NV 504 $ 463,844
Infineon Technologies AG 8,839 306,548
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 2,108 349,507
1,119,899
Software - 8 .8%
Constellation Software, Inc. 130 409,944
Kinaxis, Inc.* 1,141 140,295
Rakus Co. Ltd. 8,200 113,250
663,489
Total Common Stocks (cost $7,752,503) 7,386,743
Investment Companies - 1 .8%
Money Market Funds - 1 .8%
Federated Government Cash Series, Institutional Class, 5.2468%
∞
(cost $133,862) 133,862 133,862
Total Investments (total cost $ 7,886,365 ) - 99 .8% 7,520,605
Cash, Receivables and Other Assets, net of Liabilities - 0.2% 17,165
Net Assets - 100.0% $7,537,770
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Canada $ 1,729,437 23 .1%
Japan 1,244,216 16 .5
Germany 953,761 12 .7
France 822,675 10 .9
Netherlands 757,889 10 .1
United Kingdom 456,006 6 .1
Taiwan 349,507 4 .6
Italy 272,758 3 .6
Hong Kong 243,024 3 .2
India 191,252 2 .5
New Zealand 173,313 2 .3
United States 133,862 1 .8
Denmark 119,424 1 .6
Australia 52,366 0 .7
China 21,115 0 .3
Total $ 7,520,605 100 .0%

Janus Henderson International Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended July 31, 2024 is
$21,115, which represents 0.3% of net assets.
∞ Rate shown is the 7-day yield as of July 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2024 is $191,843 which represents 2.5% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Health Care Providers & Services $ — $ — $ 21,115 $ 21,115
All Other 7,365,628 — — 7,365,628
Investment Companies 133,862 — — 133,862
Total Assets $ 7,499,490 $ — $ 21,115 $  7,520,605

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year:
Financial assets of $21,115 were transferred out of Level 1 into Level 3 since the current market for the securities'
previously quoted prices are now considered inactive.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70437 09-24